UNIT-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2019 year $ / shares	Dec. 31, 2018 year $ / shares	Dec. 31, 2017 year $ / shares
Share-Based Payment Arrangement [Abstract]
Exercise price (in usd per share)	$ 0.00	$ 22.50	$ 22.92
Average term to exercise | year	0	7.5	7.5
Unit price volatility (percent)	0.00%	23.00%	25.00%
Liquidity discount (percent)	0.00%	25.00%	25.00%
Weighted average of expected annual dividend yield (percent)	0.00%	6.50%	6.50%
Risk-free rate (percent)	0.00%	2.82%	2.37%
Weighted average fair value per option (usd per option)	$ 0.00	$ 0.74	$ 1.60